Annual Operating Expenses {- Fidelity Advisor® Real Estate Fund} - 07.31 Fidelity Advisor Real Estate Fund AMCIZ PRO-14 - Fidelity Advisor® Real Estate Fund	Sep. 29, 2022
Fidelity Advisor Real Estate Fund-Class A
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.30%
Total annual operating expenses	1.07%
Fidelity Advisor Real Estate Fund-Class M
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.27%
Total annual operating expenses	1.29%
Fidelity Advisor Real Estate Fund-Class C
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.34%
Total annual operating expenses	1.86%
Fidelity Advisor Real Estate Fund - Class I
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.34%
Total annual operating expenses	0.86%
Class Z
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.64%